Collaboration Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Classes of current inventories [abstract]
Summary of Inventories

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Raw materials	9,301	6,989
Work-in-process	2,143	690
Finished goods	3,752	2,675
Total collaboration inventories	15,196	10,354